Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net (loss) income	$ (782,028)	$ (298)	$ 9,749
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Goodwill and intangible asset impairment charges	962,303	0	0
Depreciation and amortization	37,995	39,700	39,104
Provision for doubtful accounts	16,369	16,231	22,191
Deferred income tax provision	(71,088)	1,814	(44,033)
Amortization of right-of-use assets	45,536	44,526	0
Share-based compensation	5,754	1,936	1,822
Amortization of debt issuance costs and original issue discount	3,252	4,109	3,197
Non-cash interest expense	0	6,335	0
Non-cash interest expense on redeemable preferred stock	10,087	19,031	15,511
Loss on extinguishment of debt	5,534	0	0
Loss on settlement of redeemable preferred stock	14,037	0	0
(Gain) loss on disposal and impairment of assets	(5,189)	469	1,870
Loss on lease terminations and impairment	0	3,863	0
Change in fair value of warrant liability	(22,595)	0	0
Change in fair value of contingent common shares liability	(175,140)	0	0
Changes in:
Accounts receivable, net	(10,201)	(3,307)	(11,929)
Prepaid expenses and other current assets	(6,688)	4,841	283
Other non-current assets	(284)	413	36
Accounts payable	1,831	798	(1,908)
Accrued expenses and other liabilities	(5,288)	9,174	9,543
Operating lease liabilities	(50,942)	(42,819)	0
Other non-current liabilities	861	5,056	2,508
Medicare Accelerated and Advance Payment Program Funds	(12,605)	26,732	0
Transaction-related amount due to former owners	(3,611)	0	0
Net cash (used in) provided by operating activities	(42,100)	138,604	47,944
Investing activities:
Purchases of property and equipment	(40,293)	(21,887)	(41,227)
Purchases of intangible assets	(1,675)	(250)	0
Proceeds from sale of property and equipment	223	328	397
Business acquisitions, net of cash acquired	(4,523)	0	(1,848)
Net cash used in investing activities	(39,889)	(21,809)	(42,678)
Financing activities:
Deferred financing costs	0	(350)	0
Principal payments on long-term debt	(456,202)	(8,167)	(8,167)
Proceeds from revolving line of credit	0	68,750	0
Payments on revolving line of credit	0	(68,750)	0
Cash inflow from Business Combination	229,338	0	0
Payments to Series A Preferred stockholders	(59,000)	0	0
Proceeds from shares issued through PIPE investment	300,000	0	0
Payments for equity issuance costs	(19,233)	0	0
Taxes paid on behalf of employees for shares withheld	(128)	0	0
Distribution to non-controlling interest holder	(6,298)	(4,453)	(4,862)
Net cash used in financing activities	(11,523)	(12,970)	(13,029)
Changes in cash and cash equivalents:
Net (decrease) increase in cash and cash equivalents	(93,512)	103,825	(7,763)
Cash and cash equivalents at beginning of period	142,128	38,303	46,066
Cash and cash equivalents at end of period	48,616	142,128	38,303
Supplemental noncash disclosures:
Derivative changes in fair value	(1,935)	582	16
Purchases of property and equipment in accounts payable	4,177	3,010	2,106
Warrant liability recognized upon the closing of the Business Combination	(26,936)	0	0
Contingent common shares liability recognized upon the closing of the Business Combination	(220,500)	0	0
Shares issued to Wilco Holdco Series A Preferred stockholders	128,453	0	0
Other supplemental disclosures:
Cash paid for interest	41,937	58,421	76,636
Cash paid for (received from) taxes	81	(1,098)	(1,092)
Home Health service line
Investing activities:
Proceeds from sale of business	6,131	0	0
Clinics
Investing activities:
Proceeds from sale of business	$ 248	$ 0	$ 0